SHORT-TERM CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Short-term Debt [Text Block]

NOTE 7: — SHORT-TERM CONVERTIBLE NOTES

On April 4, 2012, the Company completed a private placement under a securities purchase agreement, dated April 3, 2012, by and among the Company and certain institutional accredited investors (the “April 2012 Financing”). As part of the April 2012 Financing, the Company sold an aggregate of $1,100 principal amount of convertible notes (the “Notes”) and warrants to purchase an aggregate of 643,274 ordinary shares (the “Warrants”), for a total consideration of $1,000. The related issuance expenses were $110. Each Note was convertible into shares at an initial conversion price of $1.71 per ordinary share. On January 2, 2013, the Company repaid the Notes in the amount of $1,100.
As part of the April 2012 Financing, the Company issued to the investors warrants (the “Warrants”) to purchase an aggregate of 643,274 ordinary shares. The Warrants had an initial exercise price of $1.71 per share, exercisable for a term of 5 years, subject to adjustment. The exercise price of the Warrants is subject to standard anti-dilution adjustments. In addition, the exercise price is also subject to “full ratchet” anti-dilution adjustment, similar to the Notes. To the extent the Company enters into a fundamental transaction (as defined in the Warrants and which includes, without limitation, entering into a merger or consolidation with another entity, selling all or substantially all of the assets, or a person acquiring 50% of the Company’s voting shares), the holders will have the option to require the Company to repurchase the Warrants from the investor at its Black-Scholes fair value. Consequently, the Company accounts for the Warrants as a liability according to the provisions of ASC 815, “Derivatives and Hedging - Contracts in Entity’s Own Equity” (“ASC 815”). In connection with the September 2013 Financing (as defined in Note 9b), the exercise price of the Warrants was reduced to $0.57 and the number of Warrants was increased to 1,929,824 pursuant to the anti-dilution adjustments.
The Company applied ASC 470-20, “Debt with Conversion and Other Options” (“ASC 470-20”). In accordance with ASC 470-20, the Company first allocated the proceeds received to the detachable warrants, a freestanding liability instrument that is measured at fair value at each reporting date, based on their fair value, with subsequent changes in the fair values being recognized in the Company’s statement of comprehensive loss as financial income or expense. The fair value of Warrants granted was valued by using the Black-Scholes call option pricing model.
The anti-dilution rights of the Warrants were calculated by using Black-Scholes put option model using the same parameters as the warrants call option. Fair values were estimated using the following assumptions (annualized percentages):

	December 31, 2013	December 31, 2012
Dividend yield	0%	0%
Expected volatility	84.09%	79.61%
Risk-free interest	0.16%	0.16%
Expected life	1.08 years	1.08 years
Forfeiture rate	0%	0%
The initial fair value of the detachable warrant on April 4, 2012 was $750. On December 31, 2013 and 2012, the fair value of the detachable warrant was $424 and $402, respectively. The change in fair value in the amount of $22 was recorded as financial income in the Company’s statement of comprehensive loss.
The conversion feature in the Notes was not defined as a derivative instrument according to ASC 815, since the Company’s shares were not traded on the commitment date. The Company recorded the embedded beneficial conversion feature on the commitment date, in accordance with the guidelines of ASC 470-20. The beneficial conversion feature was measured by allocating a portion of the proceeds equal to the intrinsic value of the feature to additional paid-in-capital.
The intrinsic value of the feature was calculated on the commitment date using the effective conversion price which had resulted subsequent to the allocation of the proceeds between the Notes and warrants. On the commitment date, the Company recorded a beneficial conversion feature, in accordance with Statement of Accounting Standard Codification No. 470-20, in the amount of $250.
The discount on the Notes was amortized according to the effective interest rate method over the life of the Notes. During the year ended December 31, 2013, the Company recorded $202 financial expenses in respect to the amortization of the discount of the Notes.
The issuance expenses that were allocated to the Warrants are recorded as financial expenses and the issuance expenses that were allocated to the Notes are capitalized and reported as deferred financing costs. The deferred financing cost is amortized over the life of the Notes using the effective interest rate. Since the issuance expenses that were allocated to the Notes were insignificant, all of the issuance expenses in the amount of $110 were recorded as financial expenses.